Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impact Shares NAACP Minority Empowerment ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	23.84%	29.74%	(22.23%)	27.04%	25.77%	30.10%
Impact Shares Women's Empowerment ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	17.06%	28.30%	(18.01%)	24.70%	34.06%	30.80%